Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses
Losses on claims, net	$ 14,463.5	$ 13,336.6
Commissions	4,525.8	4,039.0
Cost of sales	5,194.4	4,145.6
Compensation expense	4,262.1	3,809.1
Administrative expense and other	3,607.2	3,186.9
Expenses	32,053.0	28,517.2
As presented in the consolidated statement of earnings:
Insurance service expenses	26,051.5	24,866.8
Recoveries of insurance service expenses	(3,826.6)	(4,453.2)
Other insurance operating expenses and Corporate and other expenses	1,631.2	1,633.1
Non-insurance expenses	8,196.9	6,470.5
Expenses	32,053.0	28,517.2
Global Insurers and Reinsurers
Expenses
Losses on claims, net	7,849.9	6,807.3
North American Insurers
Expenses
Losses on claims, net	4,025.0	3,807.6
International Insurers and Reinsurers
Expenses
Losses on claims, net	2,170.5	2,460.9
Insurance and reinsurance companies
Expenses
Losses on claims, net	14,463.5	13,336.6
Commissions	4,525.8	4,039.0
Compensation expense	2,870.2	2,646.8
Administrative expense and other	1,996.6	2,024.3
Expenses	23,856.1	22,046.7
As presented in the consolidated statement of earnings:
Insurance service expenses	26,051.5	24,866.8
Recoveries of insurance service expenses	(3,826.6)	(4,453.2)
Other insurance operating expenses and Corporate and other expenses	1,631.2	1,633.1
Expenses	23,856.1	22,046.7
Insurance and reinsurance companies | Directly attributable expenses
Expenses
Losses on claims, net	14,463.5	13,336.6
Commissions	4,525.8	4,039.0
Compensation expense	1,953.6	1,795.9
Administrative expense and other	1,282.0	1,242.1
Expenses	22,224.9	20,413.6
As presented in the consolidated statement of earnings:
Insurance service expenses	26,051.5	24,866.8
Recoveries of insurance service expenses	(3,826.6)	(4,453.2)
Expenses	22,224.9	20,413.6
Insurance and reinsurance companies | Directly attributable expenses | Insurance acquisition cash flows
Expenses
Commissions	4,525.8	4,039.0
Compensation expense	816.3	765.4
Administrative expense and other	692.0	630.5
Expenses	6,034.1	5,434.9
As presented in the consolidated statement of earnings:
Insurance service expenses	6,034.1	5,434.9
Expenses	6,034.1	5,434.9
Insurance and reinsurance companies | Directly attributable expenses | Other expenses
Expenses
Losses on claims, net	14,463.5	13,336.6
Compensation expense	1,137.3	1,030.5
Administrative expense and other	590.0	611.6
Expenses	16,190.8	14,978.7
As presented in the consolidated statement of earnings:
Insurance service expenses	20,017.4	19,431.9
Recoveries of insurance service expenses	(3,826.6)	(4,453.2)
Expenses	16,190.8	14,978.7
Insurance and reinsurance companies | Non-directly attributable expenses | Other operating expenses
Expenses
Compensation expense	916.6	850.9
Administrative expense and other	714.6	782.2
Expenses	1,631.2	1,633.1
As presented in the consolidated statement of earnings:
Other insurance operating expenses and Corporate and other expenses	1,631.2	1,633.1
Expenses	1,631.2	1,633.1
Non-insurance companies
Expenses
Cost of sales	5,194.4	4,145.6
Compensation expense	1,391.9	1,162.3
Administrative expense and other	1,610.6	1,162.6
Expenses	8,196.9	6,470.5
As presented in the consolidated statement of earnings:
Non-insurance expenses	8,196.9	6,470.5
Expenses	$ 8,196.9	$ 6,470.5